Schedule H, Line 4(i) - Schedule of Assets (Held at end of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets
ING FINANCIAL SERVICES LLC
401(k) SAVINGS PLAN
EIN #
13-3713590,
Plan # 002
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
DECEMBER 31, 2025

(a)	(b) Identity of issue, Borrower or similar party	(c) Description of Investment	(d) Cost (1)	(e) Current Value
*	ING Groep NV	Common Stock		$9,135,740
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity Government Money Market Fund		263,032
	American Century Investments	American Century Small Cap Growth IV		10,269,513
	Capital Group	American Funds Balanced Fund Class R6		7,425,922
	Dimensional Fund Advisors	DFA U.S. Small Cap I		14,539,872
	PIMCO	PIMCO All Asset Institutional		2,063,017
	PIMCO	PIMCO High Yield Inst		6,578,580
	T. Rowe Price	T. Rowe Price Equity Income Fund		30,696,110
	Baird	Baird Core Plus Institutional		7,322,048
	Baird	Baird SH TM Bond IS		8,511,983
	Blackrock	iShares U.S. Aggregate Bond Index K		6,104,001
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity International Index Fund		18,271,702
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity 500 Index Fund		128,768,274
*	Fidelity Emerging Markets Index Fund	Fidelity Emerging Markets Index Fund		5,145,459
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity Mid Cap Index Fund		14,436,819
	Carillon Family of Funds	Carillon Eagle Mid Cap Growth R6		13,790,004
	Cohen & Steers	Cohen & Steers Institutional Realty Shares		9,846,309
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity International Capital Appreciation K6		9,290,221
	Seafarer Funds	Seafarer OS GR&IN IV		6,776,348
	Parnassus	Parnassus Core Equity IS		1,399,964

	Total Mutual Funds			301,499,178
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom Retire B		1,151,261
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2010 CP B		224,493
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2015 CP B		197,501
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2020 CP B		1,222,128
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2025 CP B		736,518
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2030 CP B		9,759,815
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2035 CP B		8,510,170

(a)	(b) Identity of issue, Borrower or similar party	(c) Description of Investment	(d) Cost (1)	(e) Current Value
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2040 CP B		$20,823,394
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2045 CP B		11,373,711
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2050 CP B		12,809,512
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2055 CP B		11,158,325
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2060 CP B		10,247,090
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2065 CP B		3,041,484
*	Fidelity Institutional Asset Management Trust Company	Fidelity Freedom 2070 CP B		317,494

	Total Commingled Pools			91,572,896
	Harbor Trust Company	Harbor Capital Appreciation CIT 2		64,530,065
	T. Rowe Price	T. Rowe Price Stable Value Fund		41,765,518

	Total Common Collective Trusts			106,295,583
				508,503,397
*	Participant Loans	Interest rates range from 5.25% - 10.50% with maturities through 2035	—	1,814,542

				$510,317,939

*	Party-in-interest as defined by ERISA
(1)	Cost is not required for participant-directed investment